Fair Value of Financial Instruments and Derivative Instruments (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Net (Loss)/Gain Recognized	$ 18	$ 72	$ (620)
Not Designated as Hedging Instrument | (Loss)/Gain Recognized on Derivatives
Derivative [Line Items]
Interest Rate Contracts	$ 18	$ 72	$ (620)